Note 23 - Subsequent Event	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
Note
23
– Subsequent Event

On
February 26, 2021,
Descartes acquired all of the shares of VitaDex Solutions, LLC, doing business as QuestaWeb, a US-based provider of foreign trade zone and customs compliance solutions. The purchase price for the acquisition was approximately
$36.0
million, net of cash acquired, which was funded from cash on hand. As of the issue date of these consolidated financial statements, the fair value of the acquired assets and liabilities has not
been determined.